SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	782	-	-	782
Investment in Solterra	230	-	-	230
Solar photovoltaic joint venture project	-	-	1,252	1,252
Loan granted to MitoCareX	-	-	477	477
Convertible loan to Solterra	-	-	346	346
Total assets	1,012	-	2,075	3,087

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	603	-	-	603
Investment in Solterra	307	-	-	307
Solar photovoltaic joint venture project	-	-	808	808
Loan granted to MitoCareX	-	-	234	234
Convertible loan to Solterra	-	-	350	350
Total assets	910	-	1,392	2,302

The Company’s financial liabilities that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
Stock purchase warrants liability	-	-	1,912	1,912
warrant liabilities to Pure Capital	-	-	415	415
Credit facility	-	-	764	764
Total liabilities	-	-	3,091	3,091

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
warrant liabilities to Pure Capital	-	-	312	312
Total liabilities	-	-	312	312

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	603	-	-	603
Investment in Solterra	307	-	-	307
Solar photovoltaic joint venture project	-	-	808	808
Loan granted to MitoCareX	-	-	234	234
Convertible loan to Solterra	-	-	350	350
Total assets	910	-	1,392	2,302

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	641	-	-	641
Convertible loan to Plantify	-	-	1,014	1,014
Total assets	641	-	1,014	1,655

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the Level 1 assets for the period December 31, 2023 through December 31, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	641
Fair value of shares issued under settlement agreement	1,822
Investment in Solterra	219
Gain on marketable securities (Solterra)	88
Changes in fair value	(1,860)
Outstanding at December 31, 2024	910

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)

NOTE 2– SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table presents the changes in fair value of the Level 3 assets for the period December 31, 2023 through December 31, 2024:

Changes in Fair value
US$
Assets:
Outstanding at December 31, 2023	1,014
Credit facility to Plantify	250
Loan granted to Solterra	406
Loan granted to Solar project	764
Loan granted to MitoCareX	250
Share issued under settlement agreement in exchange for investment	(1,822)
Changes in fair value	530
Outstanding at December 31, 2024	1,392

SCHEDULE OF FAIR VALUE OF THE LEVELS 3 ASSETS

The following table presents the changes in fair value of the level 3 assets for the period December 31, 2024 through March 31, 2025:

	Solar photovoltaic joint venture project	Loan granted to MitoCareX	Convertible loan to Solterra	Total
	US$
Assets:
Outstanding at December 31, 2024	808	234	350	1,392
Additions during the period	362	250	-	612
Changes in fair value	82	(7)	(4)	71
Outstanding at March 31, 2025	1,252	477	346	2,075